Asset Retirement Obligations	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations
The components of the change in our asset retirement obligations are shown below:

	Years Ended December 31,
	2018	2017
	($ in millions)
Asset retirement obligations, beginning of period	$177	$261
Additions	3	5
Revisions	11	(34)
Settlements and disposals	(35)	(70)
Accretion expense	10	15
Asset retirement obligations, end of period	166	177
Less current portion	11	15
Asset retirement obligation, long-term	$155	$162